(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Social contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Profit before taxes	R$ 2,939,977	R$ 1,846,670	R$ 1,380,547
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(334,198)	(312,390)	(311,414)
Amortization of intangible asset acquired	48,649	48,649	48,649
Effect of presumed profit regime	(242,700)	(198,554)	(175,110)
Adjustment of revenue from excess demand and excess reactive power	153,302	134,778	119,272
Tax incentive - operating profit	0	0	0
Other permanent additions (exclusions), net	101,581	74,015	6,420
Tax base	R$ 2,666,611	R$ 1,593,168	R$ 1,068,364
Statutory rate	9.00%	9.00%	9.00%
Tax credit (debit)	R$ (239,995)	R$ (143,385)	R$ (96,153)
Recognized (unrecognized) tax credit, net	26,323	(25,342)	(54,706)
Total	(213,673)	(168,727)	(150,859)
Current	(227,464)	(153,543)	(244,015)
Deferred	13,792	(15,185)	93,156
Income tax [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Profit before taxes	2,939,977	1,846,670	1,380,547
Reconciliation to reflect effective rate:
Equity interest in associates and joint ventures	(334,198)	(312,390)	(311,414)
Amortization of intangible asset acquired	62,756	62,756	62,756
Effect of presumed profit regime	(289,923)	(237,739)	(234,827)
Adjustment of revenue from excess demand and excess reactive power	153,302	134,778	119,272
Tax incentive - operating profit	(52,336)	(71,340)	(112,232)
Other permanent additions (exclusions), net	87,162	82,631	(24,063)
Tax base	R$ 2,566,740	R$ 1,505,367	R$ 880,040
Statutory rate	25.00%	25.00%	25.00%
Tax credit (debit)	R$ (641,685)	R$ (376,342)	R$ (220,010)
Recognized (unrecognized) tax credit, net	81,375	(58,559)	(130,621)
Total	(560,310)	(434,901)	(350,631)
Current	(578,381)	(387,076)	(623,183)
Deferred	R$ 18,071	R$ (47,825)	R$ 272,552